Accrued Expenses And Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payable to online advertising platforms as agency	¥ 744,314	$ 114,071	¥ 636,745
Accrued operating expenses	203,820	31,237	196,459
Salary and welfare payable	104,716	16,048	165,207
Advance received in advertising agency services	73,034	11,193	113,988
Accrued advertising, marketing and promotional expenses	48,027	7,360	105,695
Deferred revenue	108,376	16,611	93,821
Operating lease liabilities current portion	6,876	1,053	58,503
Other taxes payable	23,468	3,597	30,890
Accrued bandwidth and cloud service costs	1,853	284	6,581
Others	75,558	11,580	96,839
Total	¥ 1,390,042	$ 213,034	¥ 1,504,728